Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 6,583.5	$ 86.7	₨ 6,044.1
Margins in the form of cash and fixed deposit available to the bank to reimburse losses realized under guarantees	182,000.0		121,200.0
Outstanding Undrawn commitments to provide loans and financing to customers	730,900.0	9,600.0	628,300.0
Unconditional cancellable commitments	5,528,400.0	72,900.0	4,826,700.0
Guarantees
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 5,760.7	$ 75.9	₨ 5,500.7
Minimum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	1 day
Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	23 years 7 months 6 days